Document and Entity Information	Mar. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 27, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 27, 2017
Prospectus Date	Nov. 28, 2016
PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
PACE® High Yield Investments | Class C
Prospectus:
Trading Symbol	PHYCX
PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
PACE® High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX